Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation - Results by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax		$ 4,246	$ 2,055	$ 8,649	$ 4,617
Inventory holding gains (losses)
Profit (loss) before interest and taxation		5,556	1,469	10,051	4,097
Finance costs	[1]	535	487	1,088	947
Net finance expense relating to pensions and other post-retirement benefits		31	54	62	107
Profit (loss) before taxation		4,990	928	8,901	3,043
US
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax		(20)	302	339	815
Non-US
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax		4,266	1,753	8,310	3,802
Reportable segments
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments		4,095	1,920	8,658	4,550
Reportable segments | Upstream
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments		3,514	795	6,688	2,051
Inventory holding gains (losses)
Inventory holding gains (losses)		4	1	5	(5)
Reportable segments | Downstream
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments		840	1,567	2,553	3,273
Inventory holding gains (losses)
Inventory holding gains (losses)		1,196	(579)	1,265	(481)
Reportable segments | Rosneft
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments		766	279	1,013	378
Inventory holding gains (losses)
Inventory holding gains (losses)		110	(8)	132	(34)
Other businesses and corporate
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments		(1,025)	(721)	(1,596)	(1,152)
Consolidation adjustment and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment – UPII		$ 151	$ 135	$ (9)	$ 67

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.